Acquisitions - Estimated Purchase Price Allocation of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 01, 2014
Assets
Goodwill	$ 575,468	$ 657,737	$ 580,378	$ 470,291
ResCap Acquisition [Member] | Originally Reported [Member]
Assets
Servicer and protective advances		186,241
Servicing rights		242,604
Goodwill		52,548
Intangible assets		8,000
Premises and equipment		18,102
Total assets acquired		507,495
Liabilities
Payables and accrued liabilities		20,270
Total liabilities assumed		20,270
Fair value of net assets acquired		487,225
ResCap Acquisition [Member] | Measurement Period Adjustment [Member]
Assets
Servicer and protective advances		(11,168)
Servicing rights
Goodwill		(4,900)
Intangible assets
Premises and equipment
Total assets acquired		(16,068)
Liabilities
Payables and accrued liabilities		(8,031)
Total liabilities assumed		(8,031)
Fair value of net assets acquired		(8,037)
ResCap Acquisition [Member] | Adjusted [Member]
Assets
Servicer and protective advances		175,073
Servicing rights		242,604
Goodwill		47,648
Intangible assets		8,000
Premises and equipment		18,102
Total assets acquired		491,427
Liabilities
Payables and accrued liabilities		12,239
Total liabilities assumed		12,239
Fair value of net assets acquired		479,188
Security One Lending [Member]
Assets
Cash		6,725
Restricted cash		822
Residential loans		98,441
Receivables		1,179
Servicing rights		378
Goodwill		8,809
Intangible assets		11,000
Premises and equipment		530
Other assets		500
Total assets acquired		128,384
Liabilities
Payables and accrued liabilities		8,252
Debt		89,434
Deferred tax liability, net		4,598
Total liabilities assumed		102,284
Fair value of net assets acquired		26,100
Reverse Mortgage Solutions, Inc. [Member] | Originally Reported [Member]
Assets
Cash		19,683
Restricted cash		1,401
Residential loans		5,331,989
Receivables		11,832
Servicer and protective advances		17,615
Servicing rights		15,916
Goodwill		101,199
Intangible assets		20,800
Premises and equipment		15,633
Deferred tax asset, net		19,052
Other assets		13,245
Total assets acquired		5,568,365
Liabilities
Payables and accrued liabilities		29,357
Debt		148,431
HMBS related obligations		5,254,231
Total liabilities assumed		5,432,019
Fair value of net assets acquired		136,346
Reverse Mortgage Solutions, Inc. [Member] | Measurement Period Adjustment [Member]
Assets
Cash
Restricted cash
Residential loans
Receivables
Servicer and protective advances
Servicing rights
Goodwill		28,800
Intangible assets
Premises and equipment
Deferred tax asset, net		17,159
Other assets
Total assets acquired		45,959
Liabilities
Payables and accrued liabilities		45,959
Debt
HMBS related obligations
Total liabilities assumed		45,959
Fair value of net assets acquired
Reverse Mortgage Solutions, Inc. [Member] | Adjusted [Member]
Assets
Cash		19,683
Restricted cash		1,401
Residential loans		5,331,989
Receivables		11,832
Servicer and protective advances		17,615
Servicing rights		15,916
Goodwill		129,999
Intangible assets		20,800
Premises and equipment		15,633
Deferred tax asset, net		36,211
Other assets		13,245
Total assets acquired		5,614,324
Liabilities
Payables and accrued liabilities		75,316
Debt		148,431
HMBS related obligations		5,254,231
Total liabilities assumed		5,477,978
Fair value of net assets acquired		136,346
Everbank Financial Corp [Member]
Assets
Servicer and protective advances					163,160
Servicing rights					58,680
Premises and equipment					1,866
Total assets acquired					223,706
Liabilities
Payables and accrued liabilities					924
Total liabilities assumed					924
Fair value of net assets acquired					$ 222,782